Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net loss for the year	$ (3,466)	$ (5,207)
Adjustments for the following non-cash items:
Depletion and amortization	6,709	7,388
Deferred income tax expense (recovery)	(588)	210
Accretion and decommissioning costs	185	152
Share-based payments	1,930	1,237
Unrealized loss (gain) on long-term investments	24	(17)
Provision on other long-term liabilities	185	143
Deferred costs on credit facilities	173	1,178
Net charges on post-employment benefit obligations	108	433
Loss on disposal of assets		20
Loss on available-for-sale investment	8	132
Write-down of equipment	204
Total adjustments	5,472	5,669
Changes in non-cash working capital items:
Trade and other receivables	(2,629)	542
Inventories	(2,748)	2,172
Prepaid expenses	336	(648)
Trade and other payables	1,147	(2,348)
Net cash generated from operating activities	1,578	5,387
Investing activities
Expenditures on property, plant and equipment	(7,176)	(4,660)
Net development costs on San Rafael	(13,435)	(2,777)
Net development costs on EI Cajon	1,054	(535)
Purchase of San Felipe property option	(7,108)
Net cash used in investing activities	(26,665)	(7,972)
Financing activities
Sale of available-for-sale investment	274	89
Financing from (repayments to ) credit facilities	(8,005)	600
Financing from pre-payment facility	15,000
Proceeds from private placement		23,787
Proceeds from exercise of options and warrants	3,225	2,010
Net cash generated from financing activities	10,494	26,486
Effect of foreign exchange rate changes on cash	(137)	(1,165)
Increase (decrease) in cash and cash equivalents	(14,730)	22,736
Cash and cash equivalents, beginning of year	24,055	1,319
Cash and cash equivalents, end of year	9,325	24,055
Interest paid during the year	$ 1,165	$ 1,122